Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Employee Benefit Plans
Employee Benefit Plans

(12)    Employee Benefit Plans

Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, as indicated.

(in thousands)	2018	2017	2016
Payroll taxes	$1,156	$1,167	$1,122
Medical plans	2,109	2,026	1,881
401k match and profit sharing	956	873	825
Periodic pension cost	1,707	1,344	1,179
Other	67	82	172
Total employee benefits	$5,995	$5,492	$5,179

The Company's profit-sharing plan includes a matching 401(k) portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for federal income tax purposes, for each of the periods shown. In addition, employees were able to make additional tax-deferred contributions.

Other Plans

On November 7, 2018, the Board of Directors of the Company adopted a supplemental executive retirement plan (SERP) which became effective on January 1, 2018. The SERP provides select employees who satisfy certain eligibility requirement with certain benefits upon retirement, termination of employment or death.

As of the year ended December 31, 2018, the accrued liability and expense for this plan was $320,000, and is recognized over the required service period.

Pension

The Company provides a noncontributory defined benefit pension plan for all full‑time employees. An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company's funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company made a pension contribution in the amount of $1.8 million on May 10, 2018. There was no 2019 minimum required contribution for the 2018 plan year, and the Company has not determined if will make more than the minimum required contribution. Effective July 1, 2017, the Company amended the pension plan to effectuate a “soft freeze” such that no individual hired (or rehired in the case of a former employee) by the Company after September 30, 2017, whether or not such individual is or was a vested member in the plan, will be eligible to be an active member and be entitled to accrue any benefits under the plan.

Obligations and Funded Status at December 31,

(in thousands)	2018	2017
Change in projected benefit obligation:
Balance, January 1	$27,871	$23,234
Service cost	1,707	1,343
Interest cost	1,037	1,009
Actuarial (gain) loss	(3,122)	2,843
Benefits paid	(601)	(558)
Balance, December 31,	$26,892	$27,871
Change in plan assets:
Fair value, January 1	$19,924	$16,502
Actual return on plan assets	(1,329)	2,890
Employer contribution	1,800	1,183
Expenses paid	(122)	(93)
Benefits paid	(601)	(558)
Fair value, December 31,	$19,672	$19,924
Funded status at end of year	$(7,220)	$(7,947)
Accumulated benefit obligation	$21,244	$21,940

Components of Net Pension Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income

The following items are components of net pension cost for the years ended December 31, as indicated:

(in thousands)	2018	2017	2016
Service cost - benefits earned during the year	$1,707	$1,343	$1,179
Interest costs on projected benefit obligations (a)	1,037	1,009	956
Expected return on plan assets (a)	(1,327)	(1,127)	(1,057)
Expected administrative expenses (a)	93	88	70
Amortization of prior service cost (a)	79	79	79
Amortization of unrecognized net loss (a)	140	11	—
Net periodic pension cost	$1,729	$1,403	$1,227
(a)	The components of net periodic pension cost other than the service cost component are included in other non-interest expense.

Net periodic pension benefit costs include interest costs based on an assumed discount rate, the expected return on plan assets based on actuarially derived market-related values, and the amortization of net actuarial losses. Net periodic postretirement benefit costs include service costs, interest costs based on an assumed discount rate, and the amortization of prior service credits and net actuarial gains. Differences between expected and actual results in each year are included in the net actuarial gain or loss amount, which is recognized in other comprehensive income. The net actuarial gain or loss in excess of a 10% corridor is amortized in net periodic benefit cost over the average remaining service period of active participants in the Plans. The prior service credit is amortized over the average remaining service period to full eligibility for participating employees expected to receive benefits.

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss at December 31, 2018 and 2017 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(in thousands)	2018	2017
Prior service costs	$(128)	$(207)
Net accumulated actuarial net loss	(3,219)	(3,796)
Accumulated other comprehensive loss	(3,347)	(4,003)
Net periodic benefit cost in excess of cumulative employer contributions	(3,873)	(3,944)
Net amount recognized at December 31, balance sheet	$(7,220)	$(7,947)
Net gain (loss) arising during period	$436	$(1,085)
Prior service cost amortization	79	79
Amortization of net actuarial loss	140	11
Total recognized in other comprehensive loss	$655	$(995)
Total recognized in net periodic pension cost and other comprehensive income	$1,073	$2,398

Assumptions utilized to determine benefit obligations as of December 31, 2018, 2017 and 2016 and to determine pension expense for the years then ended are as follows:

	2018	2017	2016
Determination of benefit obligation at year end:
Discount rate	4.40%	3.75%	4.40%
Annual rate of compensation increase	4.00%	4.00%	4.00%
Determination of pension expense for year ended:
Discount rate for the service cost	3.75%	4.40%	4.70%
Annual rate of compensation increase	4.00%	4.00%	3.78%
Expected long-term rate of return on plan assets	6.75%	6.75%	7.00%

The assumed overall expected long-term rate of return on pension plan assets used in calculating 2018 pension expense was 6.75%. Determination of the plan's rate of return is based upon historical returns for equities and fixed income indexes. During the past five years, the Company's plan assets have experienced the following annual returns: -6.2% in 2018, 17.4% in 2017, 8.2% in 2016, -0.4% in 2015, and 8.3% in 2014. The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan's investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Primarily due to an increase in the discount rate used in the actuarial calculation of plan income, the Company expects to incur $1.5 million of expense in 2019 compared to $1.7 million 2018.

Plan Assets

The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.

The fair value of the Company's pension plan assets at December 31, 2018 and 2017 by asset category was as follows:

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2018
Cash equivalents	$707	$707	$—	$—
U.S gov't agency obligations	1,777	—	1,777	—
Corporate bonds	295	—	295	—
Mutual funds	16,893	16,893	—	—
Total	$19,672	$17,600	$2,072	$—
December 31, 2017
Cash equivalents	$1,307	$1,307	$—	$—
U.S gov't agency obligations	1,781	—	1,781	—
Mutual funds	16,836	16,836	—	—
Total	$19,924	$18,143	$1,781	$—

The following future benefit payments are expected to be paid:

Pension
Year	benefits
(in thousands)
2019	$680
2020	801
2021	874
2022	1,026
2023	1,052
2024 to 2028	6,370